FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:      /       /         (a)
or fiscal year ending:    12/31/00    (b)

Is this a transition report? (Y/N) _N___

Is this an amendment to a previous filing? (Y/N) _N___

Those items or sub-items with a box "#" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.A.Registrant Name: TAX EXEMPT SECURITIES TRUST

B.File Number: 811-2560

C.Telephone Number: 212-816-6000

2.A.Street: 7 World Trade Center, 40th Floor

B.CityNY. State NY. Zip Code:10048Zip Ext:

E.Foreign Country:Foreign Postal Code:

3.Is this the first filing on this form by Registrant?
(Y/N)__N_______________________

4.Is this the last filing on this form by Registrant?
(Y/N)____N_____________________

5.Is Registrant a small business investment company (SBIC)?
(Y/N) _N______________
[If answer is "Y"(Yes), complete only items 89 through 110.]

6.Is Registrant a unit investment trust (UIT)? (Y/N)
____Y_____________
[If answer is "Y"(Yes), complete only items 111 through 132.]

7.A.Is Registrant a series or multiple portfolio company? (Y/N)
______________
[If answer is "N"(No), go to item 8.]
B.Hos many separate series or portfolios did Registrant have at the end of the period?_________________

For period ending _12/31/00________If filing more than one
Page 47, "X" box:     #
File number 811-2560____________


UNIT INVESTMENT TRUSTS

111.A.#  Depositor
Name:____________________________________

B.# File Number (If any): ________________________

C.# City:________________ State:________Zip
Code:__________Zip Ext.:______

# Foreign Country: ______________ Foreign Postal Code:
_______________

111.A.#  Depositor
Name:____________________________________

B.# File Number (If any): ________________________

C.# City:________________ State:________Zip
Code:__________Zip Ext.:______

# Foreign Country: ______________ Foreign Postal Code:
_______________


112.A.# Sponsor
Name:____________________________________

B.# File Number (If any): ________________________

C.# City:________________ State:________Zip
Code:__________Zip Ext.:______

# Foreign Country: ______________ Foreign Postal Code:
_______________

112.A.# Sponsor
Name:____________________________________

B.# File Number (If any): ________________________

C.# City:________________ State:________Zip
Code:__________Zip Ext.:______

# Foreign Country: ______________ Foreign Postal Code:
_______________

For period ending __12/31/00_______If filing more than one
Page 48, "X" box:     #
File number 811-2560____________


113.A.# Trustee
Name:____________________________________

B.# City:________________ State:________Zip
Code:__________Zip Ext.:______

# Foreign Country: ______________ Foreign Postal Code:
_______________

113.A.# Trustee
Name:____________________________________

B.# City:________________ State:________Zip
Code:__________Zip Ext.:______

# Foreign Country: ______________ Foreign Postal Code:
_______________


114.A.# Principal Underwriter
Name:____________________________________

B.# File Number: 8-_____________

C.# City:________________ State:________Zip
Code:__________Zip Ext.:______

# Foreign Country: ______________ Foreign Postal Code:
_______________

114.A.# Principal Underwriter
Name:____________________________________

B.# File Number: 8-_____________

C.# City:________________ State:________Zip
Code:__________Zip Ext.:______

# Foreign Country: ______________ Foreign Postal Code:
_______________



115.A.# Independent Public Accountant
Name:_____________________________

B.# City:________________ State:________Zip
Code:__________Zip Ext.:______

# Foreign Country: ______________ Foreign Postal Code:
_______________


115.A.# Independent Public Accountant
Name:_____________________________

B.# City:________________ State:________Zip
Code:__________Zip Ext.:______

# Foreign Country: ______________ Foreign Postal Code:
_______________

For period ending __12/31/00_________If filing more than one
Page 49, "X" box:     #
File number 811-2560____________



116.Family of investment companies information:

A.# Is Registrant part of a family of investment companies? (Y/N)
__________     ____
Y/N
B.# Identify the family in 10 letters: __________________
(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.A.# Is Registrant a separate account of an insurance company? (Y/N) ____________
Y/N
If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

B.# Variable annuity contracts? (Y/N)
___________________________________
Y/N

C.# Scheduled premium variable life contracts?
(Y/N)_______________________
Y/N

D.# Flexible premium variable life contracts?
(Y/N)_______________________
Y/N

E.# Other types of insurance products registered under the Securities Act of 1933? (Y/N)__________________________________
Y/N

118.#State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933._____547_________

119.#State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period________49_


120.#State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
_______________________ $___174,669__

121.#State the number of series for which a current prospectus was in existence at the end of the period ______377___

122.#State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period _____0______________

For period ending _12/31/00_______If filing more than one
Page 50, "X" box:     #
File number 811-2560____________


123.#State the total value of the additional units considered in answering item 122 ($000's omitted)
$________

124.#State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
_____________________________$__0______

125.#State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)__________ $___10,140_

126.#Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
($000's omitted) _______________ $__1,516_

127.#List opposite the appropriate description below the number of series whose portfolios are invested primarily
(based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

            Number ofTotal AssetsTotal Income
Series($000'sDistributions
Investingomitted)($000's omitted)

A.U.S. Treasury direct
issue______________________$______$______

B.U.S. Government
agency______________________$______$______

C.State and municipal tax-
free_____547__$1,528,309_$_214,845_

D.Public utility debt____________________$______$______

E.Brokers or dealers debt or debt of
brokers' or dealers'
parent_____________________$______$______

F.All other corporate intermed. & long-term debt____________________$______$______

G.All other corporate short-term
debt________________$______$______


H.Equity securities of brokers or dealers or parents of brokers or dealers__________________$______$______

I.Investment company equity
securities_____________$______$______

J.All other equity securities_______________$______$______

K.Other securities_________________$______$____

L.Total assets of all series of
registrant___547_$1,528,309__$214,845__


For period ending __12/31/00______If filing more than
one
Page 51, "X" box:     #
File number 811-2560____________



128.#Is the timely payment of principal and interest on any of the portfolio securities held by any of registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _________________________________
Y/N
[If answer is "N" (No), go to item 131.]

129.#Is the issuer of any instrument covered in the
item 128 delinquent or in default as to payment of principal or interest at the end of the current period?
(Y/N)______________________________
Y/N
[If answer is "N" (No), go to item 131.]

130.#In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?
(Y/N)____________________________
Y/N
131.#Total expenses incurred by all series of Registrant during the current reporting period
($000's omitted) _____ $3258___________

132.#List the "811" (Investment Company Act of
1940) registration number for all Series of Registrant that are being included in this filing:

811-2560_____811-_____811-_____811-_____811-_____

811-_____811-_____811-_____811-_____811-_____

811-_____811-_____811-_____811-_____811-_____

811-_____811-_____811-_____811-_____811-_____

811-_____811-_____811-_____811-_____811-_____

811-_____811-_____811-_____811-_____811-_____

811-_____811-_____811-_____811-_____811-_____

811-_____811-_____811-_____811-_____811-_____

811-_____811-_____811-_____811-_____811-_____



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